SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
Restricted ordinary shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of restricted ordinary shares held by the Company's employees

A summary of the Company's restricted ordinary shares held by the Company's employees for the years ended December 31, 2019, 2020 and 2021 is presented below:

	Number of shares	Weighted average grant date fair value
Unvested as of January 1, 2019	-	-
Granted	8,154,893	1.32
Unvested as of December 31, 2019	8,154,893	1.32
Granted	3,706,745	1.31
Vested	(6,425,043)	1.31
Unvested as of December 31, 2020	5,436,595	1.32
Granted	8,309,677	4.65
Vested	(5,436,595)	1.32
Forfeited	(295,000)	3.19
Unvested as of December 31, 2021	8,014,677	4.71

Schedule of compensation expenses recognized

Total compensation expenses recognized for restricted ordinary shares for the years ended December 31, 2019, 2020 and 2021 were allocated to the following expense items:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Research and development expenses	-	-	8,618
General and administrative expenses	13,809	67,026	112,218
Selling and marketing expenses	-	-	4,191
Total restricted ordinary shares compensation expenses	13,809	67,026	125,027

Share options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Schedule of compensation expenses recognized	Compensation expense recognized for share options during the years ended December 31, 2019, 2020 and 2021 is allocated to the following expense items:

	Year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cost of revenues	707	761	507
Research and development expenses	671	909	9,946
Selling and marketing expenses	5,547	3,467	16,960
General and administrative expenses	6,417	25,132	109,530
Total share option compensation expenses	13,342	30,269	136,943

Schedule of share options activities	A summary of the share options activities for the years ended December 31, 2019, 2020 and 2021 is presented below:

	Number of shares	Weighted average exercise price	Weighted remaining contractual years	Aggregate intrinsic value
		US$		US$
Outstanding as of January 1, 2019	21,950,001	0.24
Granted	2,750,000	0.26
Forfeited	(3,448,846)	0.27
Outstanding as of December 31, 2019	21,251,155	0.24
Granted	7,700,228	0.30
Forfeited	(3,752,791)	0.27
Outstanding as of December 31, 2020	25,198,592	0.25
Granted	5,355,499	0.26
Forfeited	(1,754,969)	0.30
Excercised	(6,729,352)	0.26		8,798
Outstanding as of December 31, 2021	22,069,770	0.25
Vested and expected to vest as of December 31, 2021	22,069,770	0.25	6.14	43,970
Exercisable as of December 31, 2021	16,613,310	0.25	4.59	27,774

Schedule of fair value assumptions

The fair values of the options granted are estimated on the dates of grant using the binomial option pricing model with the following assumptions used:

	Year ended December 31,
Grant dates:	2019	2020	2021
Risk free rate of return	1.37%-2.67%	0.61%-1.88%	1.06%-1.57%
Volatility	48.21%-53.09%	48.21%-49.36%	48.76%-49.21%
Expected dividend yield	0%	0%	0%
Exercise multiple	2.20	2.20	2.20
Fair value of underlying ordinary share	US$1.20- US$1.30	US$1.30- US$3.12	US$1.45- US$16.70
Expiration terms	10 years	10 years	10 years